DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Deferred Tax and Other Long-Term Assets
Deferred tax and other long-term assets, net consist of the following as of December 31, 2023 and 2022:
Details	2023	2022
Long-term prepaid expenses	$18,598	$21,395
ROU - assets under operating leases	9,762	10,355
Prepaid long-term land lease, net	2,693	2,812
Deferred tax asset (see Note 19)	1,810	32,787
	$32,863	$67,349